Capital	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Capital	Capital
TransAlta’s capital is comprised of the following:

As at Dec. 31	2023	2022	Increase/ (decrease)
Long-term debt(1)	3,466	3,653	(187)
Exchangeable securities	744	739	5
Bank overdraft	3	16	(13)
Equity
Common shares	3,285	2,863	422
Preferred shares	942	942	—
Contributed surplus	41	41	—
Deficit	(2,567)	(2,514)	(53)
Accumulated other comprehensive income (loss)	(164)	(222)	58
Non-controlling interests	127	879	(752)
Less: available cash and cash equivalents(2)	(348)	(1,134)	786
Less: principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(17)	—
Less: fair value liability (asset) of hedging instruments on long-term debt(4)	5	(3)	8
Total capital	5,517	5,243	274
(1)Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities and current portion of long-term debt.
(2)The Company includes available cash and cash equivalents, as a reduction in the calculation of capital, as capital is managed using a net debt position. These funds may be available and used to facilitate repayment of debt.
(3)The Company includes the principal portion of restricted cash on TransAlta OCP bonds as this cash is restricted specifically to repay outstanding debt.
(4)The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.
The Company’s overall capital management strategy and its objectives in managing capital are as follows:
A. Maintain a Strong Financial Position
The Company operates in a long-cycle and capital-intensive commodity business and it is therefore a priority to maintain a strong financial position that enables the Company to access capital markets at reasonable interest rates.
Maintaining a strong balance sheet also allows our commercial team to contract the Company’s portfolio with a variety of counterparties on terms and prices that are favourable to the Company’s financial results and provides the Company with better access to capital markets through commodity and credit cycles. The Company has an investment grade credit rating from Morningstar DBRS (stable outlook). In 2023, Moody's reaffirmed the Company's long term rating of Ba1 with a stable outlook. Morningstar DBRS reaffirmed the Company's issuer rating and unsecured debt/medium-term notes rating of BBB (low) and the Company's preferred shares rating of Pfd-3 (low), all with stable outlook, and S&P Global Ratings reaffirmed the Company's senior unsecured debt rating and issuer credit rating of BB+ with stable outlook. The Company remains focused on maintaining a strong financial position and cash flow coverage ratios. Credit ratings provide information relating to the Company's financing costs, liquidity and operations and affect the Company's ability to obtain short-term and long-term financing and/or the cost of such financing.
Management routinely monitors forecasted net earnings, cash flows, capital expenditures and scheduled repayment of debt with a goal of meeting the above ratio targets and to meet dividend and PP&E expenditure requirements.
B. Liquidity
For the years ended Dec. 31, 2023 and 2022, cash inflows and outflows are summarized below. The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit are available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.

Year ended Dec. 31	2023	2022	Increase (decrease)
Cash flow from operating activities	1,464	877	587
Change in non-cash working capital	(124)	316	(440)
Cash flow from operations before changes in working capital	1,340	1,193	147
Dividends paid on common shares	(58)	(54)	(4)
Dividends paid on preferred shares	(51)	(43)	(8)
Distributions paid to subsidiaries’ non-controlling interests	(223)	(187)	(36)
Property, plant and equipment expenditures	(875)	(918)	43
Inflow (outflow)	133	(9)	142
TransAlta maintains sufficient cash balances and committed credit facilities to fund periodic net cash outflows related to its business. At Dec. 31, 2023, $1.4 billion (2022 – $1.0 billion) of the Company’s credit facilities were fully available.
From time to time, TransAlta accesses capital markets, as required, to help fund some of these periodic net cash outflows to maintain its available liquidity and maintain its capital structure and credit metrics within targeted ranges.